Shareholders' Equity (Details Textuals) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Jul. 31, 2014	Jan. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 30, 2013	Feb. 28, 2010	Feb. 28, 2013	Mar. 18, 2014	Mar. 17, 2014	Dec. 31, 2012	Sep. 27, 2012
Shareholders' Equity (Textual)
Common stock, shares authorized			500,000,000		500,000,000				500,000,000	22,500,000	22,500,000
Common stock, par value			$ 0.0001		$ 0.0001				$ 0.0001	$ 0.01	$ 0.01	$ 0.0001
Common Stock, Shares, Issued			17,021,893		5,625,957						1,524,991
Convertible preferred stock, shares authorized			20,000,000		20,000,000				20,000,000	2,500,000	2,500,000
Preferred stock, par value			$ 0.0001		$ 0.0001						$ 0.01
Stock Issued During Period, Value, New Issues			$ 5,529,566		$ 1,197,550
Conversion of debt into shares (in shares)	5,139,169	246,867		1,854,638
Conversion of debt and accrued interest into shares			7,288,025	6,757,876	11,063,817
Share price/ conversion adjustment					1,710,475
Share price/ conversion adjustment per share					$ 4.00
Derivative Instrument Conversion Inducement Value					681,189
Notes Payable Other Payables [Member]
Shareholders' Equity (Textual)
Debt Instrument, Unamortized Premium					750,000
Convertible Subordinated Notes, due March 2012 [Member]
Shareholders' Equity (Textual)
Stock Issued During Period, Value, New Issues					1,120,000
Debt conversion, Description					The terms of the notes allowed the holders to convert the debt into common stock at any time prior to maturity at conversion rate equal to the lesser of $9.00 per share or 25% below the offering price in the sale of securities in a qualified sale of securities, as defined.
Common Stock [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 4.00
Common Stock, Shares, Issued					319,000
Stock Issued During Period, Value, New Issues			450		3,190
Gross proceeds				113,600	1,276,000
Conversion of debt into shares (in shares)					2,765,953	1,079,920
Conversion of debt and accrued interest into shares					27,660	4,319,677
Conversion of debt per share						$ 4.00
Share price/ conversion adjustment					4,276
Share price/ conversion adjustment, Shares					427,619
Debt conversion, Description						The Company offered to exchange 1 share of common stock for every 5 warrants outstanding.
Derivative Instrument Conversion Inducement Value					3,898
Derivative Instrument Conversion Inducement Shares					389,790
Number Of Shares Cancelled					1,948,948
Common Stock [Member] | Former director [Member]
Shareholders' Equity (Textual)
Percentage of debt holders premium							10.00%
Convertible debt							6,744,139
Conversion of debt into shares (in shares)							1,854,638
Conversion of debt and accrued interest into shares							674,414
Stock conversions by a former director							1,100,000
Common Stock [Member] | Convertible Subordinated Notes, due March 2012 [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 9.00
Common Stock, Shares, Issued					124,442
Warrant [Member]
Shareholders' Equity (Textual)
Common Stock, Shares, Issued					232,450
Aggregate fair value					157,000
Warrant [Member] | Minimum [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 4.00
Warrant [Member] | Maximum [Member]
Shareholders' Equity (Textual)
Common stock, par value					$ 5.00
Warrant [Member] | Director One [Member]
Shareholders' Equity (Textual)
Common Stock, Shares, Issued					76,560
Aggregate fair value					389,000
Loan secured in exchange of pledge on personal asset					1,105,000
Warrant [Member] | Director Two [Member]
Shareholders' Equity (Textual)
Common Stock, Shares, Issued					8,291
Aggregate fair value					42,100
Warrant [Member] | Notes Payable Other Payables [Member]
Shareholders' Equity (Textual)
Common stock, par value								$ 4.00
Common Stock, Shares, Issued					78,125			281,250
Expiration date					Nov. 30, 2015			Nov. 30, 2017
Number of directors					3
Guarantee amount					1,041,000
Aggregate fair value					$ 1,191,000			$ 205,000
Values Previously Reported
Shareholders' Equity (Textual)
Common stock, shares authorized					22,500,000
Common stock, par value					$ 0.01
Common Stock, Shares, Issued					5,625,957
Convertible preferred stock, shares authorized					2,500,000
Preferred stock, par value					$ 0.01